Income Tax Expense (Tables)	12 Months Ended
Dec. 31, 2025
Income Tax Expense [Abstract]
Schedule of Provision for Income Taxes from Continuing Operations

The following table presents the provision for income taxes from continuing operations:

	Year Ended December 31, 2023	Year Ended December 31, 2024	Year Ended December 31, 2025
Income tax (benefit)/ expense:
Current income tax benefit	$—	$—	$—
Deferred income tax (benefit)/expense	(19,291)	21,829	—
Total	$(19,291)	$21,829	$—

Schedule of Reconciliation from Operating Profit to Current Income Tax Expenses

Reconciliation from operating profit to current income tax expenses:

	Year Ended December 31, 2023	Year Ended December 31, 2024	Year Ended December 31, 2025
Profit/(loss) before income tax	$(260,508)	$(638,759)	$(5,098,384)
PRC statutory income tax rate	25%	25%	25%
Income tax expense/(benefit) computed at the PRC statutory tax rate	(65,127)	(159,690)	(1,274,596)
Effect of true-up on NOL	—	11,107	(4,207)
Effect of preferential tax rate	52,102	140,453	1,264,449
Additional deduction for R&D expenses	(3,634)	(1,913)	(3,785)
Non-deductible expenses	164	1,839	1,014
Changes in valuation allowance	—	30,033	17,125
Impact of changes in tax rates	(2,796)	—	—
Income tax (benefit)/ expense	$(19,291)	$21,829	$—
Effective tax rates	7.41%	(3.42)%	—%

Schedule of Deferred Tax Assets and Liabilities

The significant components of deferred tax assets and liabilities were as follows:

	As of
	December 31, 2024	December 31, 2025
Deferred tax assets:
Allowance for credit loss	$5,339	$8,316
Operating lease liabilities	—	—
Net operating loss carried forward	24,268	39,742
Total deferred tax assets	29,607	48,058
Less: valuation allowance	(29,607)	(48,058)
Total deferred tax assets, net of valuation allowance	—	—
Net off against deferred tax liabilities	—	—
Deferred tax assets, net	—	—
Deferred tax liabilities:
Outside basis differences in equity and other investments	—	507,015
Total deferred tax liabilities	—	507,015
Net off against deferred tax assets	—	—
Deferred tax liabilities, net	$—	$507,015

Schedule of Changes Related to Valuation Allowance

The changes related to valuation allowance are as follows:

	As of
	December 31, 2024	December 31, 2025
Balance at beginning of the year	$—	$—
Additions	29,607	48,058
Reversals	—	—
Balance at beginning of the year	$29,607	$48,058